Basis of preparation and recent accounting developments - Going concern (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Fixed interest rate bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 5,600
Facilities To Finance The Acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	8,250	£ 0
Facilities To Backup Acquired Debt
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	£ 1,105	£ 0